PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
Schedule I - Parent Company Only Condensed Financial Information
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
The condensed financial statements of Logistic Properties of the Americas, the parent company of the Company (the “Parent Company”), have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of LPA exceed 25% of the consolidated net assets of the Company. The ability of the Parent Company’s operating subsidiaries to pay dividends may be restricted due to certain clauses in the subsidiaries’ debt agreements and legal reserve requirements.
The condensed financial statements of the Parent Company have been prepared using the same IFRS accounting principles and policies described in the notes to the consolidated financial statements. The Parent Company accounts for its investment in subsidiaries using the cost less accumulated impairments method. These condensed financial statements should be read in conjunction with the Company’s consolidated financial statements and related notes thereto.
On March 27, 2024, LPA consummated the Business Combination (refer to Note 4 for details) and as a result of which LLP ("Former Parent Company") became a wholly-owned subsidiary of LPA. The following condensed statements of profit or loss and other comprehensive income (loss) and the condensed statements of cash flows presented below for the period from January 1 to March 27, 2024, and the statements of financial position as of December 31, 2023 were derived from the accounting records and financial statements of the Former Parent Entity.
LOGISTIC PROPERTIES OF THE AMERICAS (Parent Company Only)
CONDENSED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
(in U.S. Dollars)

	Logistic Properties of the Americas	Latam Logistic Properties S.A.
	Period from March 27 to December 31, 2024	Period from January 1 to March 26, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Dividend income	$—	$17,500,000	$18,210,046	$—
General and administrative	(4,694,035)	(198,250)	(2,878,896)	(498,457)
Listing expense	(44,469,613)	—	—	—
Interest income from affiliates	—	208,833	694,628	632,490
Financing costs	—	—	(718,844)	(1,226,265)
Transaction-related costs	(4,703,799)	(2,474,432)	(6,128,965)	—
Other income (expense), net	10,466,826	6,396	61,530	(4,875)
Profit (loss) before taxes	(43,400,621)	15,042,547	9,239,499	(1,097,107)
Income tax expense	—	(875,000)	(2,745,090)	—
Comprehensive income (loss)	$(43,400,621)	$14,167,547	$6,494,409	$(1,097,107)
LOGISTIC PROPERTIES OF THE AMERICAS (Parent Company Only)
CONDENSED STATEMENTS OF FINANCIAL POSITION
(in U.S. Dollars)

	Logistic Properties of the Americas	Latam Logistic Properties S.A.
	As of December 31, 2024	As of December 31, 2023
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$2,892,071	$788,008
Due from subsidiaries and affiliated companies	14,861,975	9,463,164
Other current assets	360,385	11,454
Total current assets	18,114,431	10,262,626

NON-CURRENT ASSETS:
Investments in subsidiaries	169,264,240	168,496,857
Property and equipment, net	—	46,767
Total non-current assets	169,264,240	168,543,624

TOTAL ASSETS	$187,378,671	$178,806,250

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$1,011,062	$5,086,924
Due to subsidiaries and affiliated companies	—	2,459,935
Total current liabilities	1,011,062	7,546,859

TOTAL LIABILITIES	1,011,062	7,546,859

EQUITY:
Total equity	186,367,609	171,259,391

TOTAL LIABILITIES AND EQUITY	$187,378,671	$178,806,250
LOGISTIC PROPERTIES OF THE AMERICAS (Parent Company Only)
CONDENSED STATEMENTS OF CASH FLOWS
(in U.S. Dollars)

	Logistic Properties of the Americas	Latam Logistic Properties S.A.
	For the period of March 27 to December 31, 2024	For the period of January 1 to March 26, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Cash flows from operating activities:
Profit (loss) for the year	$(43,400,621)	$14,167,547	$6,494,409	$(1,097,107)
Adjustments:
Share-based payments	1,135,950	—	—	—
Depreciation and amortization	926,250	6,063	17,627	12,607
Income from lock-up release (net), classified as financing cash flow	(9,180,758)	—	—	—
Financing costs	—	—	718,844	1,226,265
Interest income from subsidiaries and affiliated companies	—	(208,833)	(694,628)	(632,490)
Listing expense	44,469,613	—	—	—
Income tax expense	—	875,000	2,745,090	—
Working capital adjustments	(10,788,043)	1,450,869	4,929,619	(97,000)
Income tax paid	—	(875,000)	(2,745,090)	—
Net cash (used in) generated by operating activities	$(16,837,609)	$15,415,646	$11,465,871	$(587,725)

Cash flows from investing activities:
Increase in equity investment in subsidiaries	$—	$—	$(1,569,077)	$(2,822,487)
Purchases of property and equipment	—	—	—	(25,100)
Increase in loans to subsidiaries and affiliated companies	—	—	287,122	464,007
Restricted cash equivalents	—	—	1,205,162	594,838
Net cash provided by (used) in investing activities	$—	$—	$(76,793)	$(1,788,742)

Cash flows from financing activities:
Repayment of long-term debt	$—	$—	$(14,998,275)	$—
Increase in loans from subsidiaries and affiliated companies	—	—	2,355,000	—
Cash paid for raising debt	—	—	—	(5,175)
Repurchase of treasury shares	(1,242,773)	—	—	—
Proceeds from Business Combination, net of transaction costs paid	11,791,695	(863,851)	—	—
Proceeds from lock-up release, net of transaction costs paid	9,180,758	—	—	—
Repayment of loans from subsidiaries and affiliated companies	—	(2,355,000)	—	—
Interest paid	—	—	(780,798)	(1,102,499)
Net cash provided by (used in) financing activities	$19,729,680	$(3,218,851)	$(13,424,073)	$(1,107,674)

Net increase in cash and cash equivalents	2,892,071	12,196,795	(2,034,995)	(3,484,141)
Cash and cash equivalents at the beginning of year	—	788,008	2,823,003	6,307,144
Cash and cash equivalents at the end of year	$2,892,071	$12,984,803	$788,008	$2,823,003
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